Operating Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Operating Segment Information
U.S. Government sales, including sales to U.S. Government prime contractors

Fiscal	U.S. Government Sales	Percent of sales

2012	$2,992,202	65%
2011	3,281,035	68%
2010	3,333,425	69%

Schedule of results by operating segment

	Year Ended March 31, 2012
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,347,802	$2,262,777	$1,002,820	$—	$4,613,399
Intercompany	16,432	131,454	21,029	(168,915)	—
Total	1,364,234	2,394,231	1,023,849	(168,915)	4,613,399
Capital expenditures	74,194	18,911	21,742	7,445	122,292
Depreciation	46,061	31,741	16,741	3,494	98,037
Amortization of intangible assets	1,142	1,864	7,842	—	10,848
Income before interest, income taxes and noncontrolling interest	143,817	319,428	91,234	(58,893)	495,586
Total assets	1,539,899	1,193,503	750,622	1,057,722	4,541,746

	Year Ended March 31, 2011
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,432,678	$2,480,033	$929,553	$—	$4,842,264
Intercompany	12,987	96,507	10,914	(120,408)	—
Total	1,445,665	2,576,540	940,467	(120,408)	4,842,264
Capital expenditures	64,916	37,375	25,896	2,014	130,201
Depreciation	38,507	41,165	13,642	6,727	100,041
Amortization of intangible assets	2,454	862	7,829	—	11,145
Income before interest, income taxes and noncontrolling interest	131,011	269,232	128,437	(2,954)	525,726
Total assets	1,400,833	1,092,088	742,359	1,208,565	4,443,845

	Year Ended March 31, 2010
	Aerospace Group	Defense Group	Sporting Group	Corporate	Total
Sales:
External customers	$1,623,038	$2,422,783	$761,845	$—	$4,807,666
Intercompany	20,043	115,443	3,416	(138,902)	—
Total	1,643,081	2,538,226	765,261	(138,902)	4,807,666
Capital expenditures	61,422	43,326	33,108	5,616	143,472
Depreciation	39,313	34,885	10,990	8,551	93,739
Amortization of intangible assets	1,135	3,822	1,134	—	6,091
Income before interest, income taxes and noncontrolling interest	145,858	220,062	107,891	38,526	512,337
Total assets	1,291,660	1,141,248	489,345	947,371	3,869,624